Debt - Maturities of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total reported debt	$ 3,947,983	$ 4,798,925
Debt with Scheduled Payments
Debt Instrument [Line Items]
2022	0
2023	486,000
2024	0
2025	0
2026	1,200,000
Thereafter	0
Total reported debt	$ 1,686,000